Inventory - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory Valuation Reserves	$ 0.9	$ 0.8	$ 0.8